TAXES ON INCOME - Disclosure of detailed information about statements of financial position deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Non-current assets	$ 763	$ 16
Non-current liabilities	$ 1,332	$ 6,591